Income Tax Expense/(benefit) (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current tax on profits for the period	$ 807	$ 537	$ 301	$ 313
Adjustments for current tax of prior periods	58	(477)	(344)	412
Total current tax expense/(benefit)	865	60	(43)	725
Decrease/(increase) in deferred tax assets (note 25)	0	0	5,589	(1,999)
Income tax expense/(benefit) for continuing operations	$ 865	$ 60	$ 5,546	$ (1,274)